Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of fair value of stock option weighted-average assumptions
	Year ended December 31,
	2021	2020	2019
Weighted Average Risk-free interest rate	0.82%	0.46%	1.67%
Dividend yield	-	-	-
Weighted Average Volatility factor	91.57%	76.32%	73.71%
Weighted Average Expected life of the options	5	6	5

Schedule of options granted under the existing stock-option plans
	For the year ended December 31,
	2021		2020			2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price		Number of options	Weighted average exercise price
Outstanding at beginning of the year	1,884,420	$5.52	1,625,042		$5.72	1,801,418	$4.33
Granted	345,500	$12.14	360,500		$4.46	158,021	$8.72
Forfeited and expired	(48,242)	$33.11	(63,376)		$6.26	(128,256)	$5.24
Exercised	(39,131)	$2.89	(37,746)		$2.69	(221,641)	$2.70
Pre-merger Bioblast options	-	$-	-	$		15,500	$90.17
Outstanding at end of the year	2,142,547	$6.02	1,884,420		$5.52	1,625,042	$5.72
Exercisable at end of the year	1,613,465	$4.90	1,283,193		$5.15	1,098,691	$3.71

Schedule of changes in nonvested shares granted
	For the year ended December 31,
	2020		2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	601,227	$5.93	526,351	$7.03	774,836	$5.70
Granted	345,500	$12.14	360,500	$3.86	158,021	$8.72
Vested during the year	(385,798)	$7.39	(249,965)	$6.07	(278,250)	$5.21
Forfeited during the year	(31,847)	$6.75	(35,659)	$6.24	(128,256)	$5.24
Balance at end of the year	529,082	$8.69	601,227	$5.93	526,351	$7.03

Schedule of exercise prices and remaining contractual life
Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$2.69	649,883	3.42	$2,313,584	649,883
$3.66	250,000	8.34	646,750	138,890
$4.68	55,500	8.25	87,135	13,875
$6.22	634,177	5.50	19,025	613,617
$8.19	150,000	7.88	-	75,000
$8.23	20,000	9.89	-	-
$8.30	15,000	9.60	-	-
$9.02	40,500	8.88	-	10,125
$10.12	12,126	6.93	-	9,700
$12.21	2,421	7.24	-	1,211
$12.23	250,000	9.41	-	69,444
$14.00	60,500	9.32	-	30,250
$21.40	1,940	7.57	-	970
$90.16	500	1.46	-	500
	2,142,547		$3,066,494	1,613,465

schedule of information concerning restricted stock units granted
	For the year ended December 31,
	2021		2020
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	-	$-	-	$-
Granted	236,706	$10.22	-	$-
Vested	-	$-	-	$-
Forfeited	(7,375)	$14.67	-	$-
Nonvested at end of period	229,331	$10.08	-	$-

Schedule of share-based compensation expenses related to grants under the equity incentive plan
	Year ended December 31,
(in thousands)	2021	2020	2019
Research & development	$1,210	$401	$607
General & administrative	1,704	269	203
Total	$2,914	$670	$810